Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (2,285,467,896)	$ (971,468,479)	$ (969,740,120)
Reserve for Corporate Reorganization [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(534,057,733)	(534,057,733)	(532,330,290)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Reorganization of Renewable Assets [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(910,437,224)
Reserves for Reorganization of Renewable Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(407,354,462)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 11,100,865	$ 7,308,596	$ 7,309,512